COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12.   COMMITMENTS AND CONTINGENCIES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at December 31, 2011, the total amount of these guarantees was $119.0 million.

  Certain of the Company's properties are subject to royalty arrangements. The following are the most significant royalties:

  The Company has a royalty agreement with the Finnish government relating to the Kittila mine. Starting 12 months after the mining operations commenced, the Company is required to pay 2% on net smelter returns, defined as revenue less processing costs. The royalty is paid on a yearly basis the following year.

  The Company is committed to pay a royalty on production from the Meadowbank mine. The Nunavut Tunngavik-administered mineral claims are subject to production leases including a 12% net profits interest royalty from which annual deductions are limited to 85% of gross revenue. Production from Crown mining leases is subject to a royalty of up to 14% of adjusted net profits, as defined in the Northwest Territories and Nunavut Mining Regulations under the Territorial Lands Act (Canada).

  The Company is committed to pay a royalty on production from certain properties in the Abitibi area. The type of royalty agreements include but are not limited to net profits interest royalty and net smelter return royalty, with percentages ranging from 0.5% to 5%.

  The Company is committed to pay a royalty on production from certain properties in the Pinos Altos mine area. The type of royalty agreements include but are not limited to net profits interest royalty and net smelter return royalty, with percentages ranging from 2.5% to 3.5%.

  The Company is committed to pay a 2% royalty on future net smelter returns on the production of minerals from the Summit Gold project, acquired on December 20, 2011.

  In addition, the Company has the following purchase commitments:

Purchase Commitments
2012	$11,481
2013	7,141
2014	7,853
2015	4,671
2016	4,716
Subsequent years	26,452

Total	$62,314